        Founders of

   "America's First
        Money Fund"
810 Seventh Avenue, New York, NY 10019-5868

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700            M     www.reservefunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor -- Resrv Partners, Inc.

RTET/RNYTET SEMI-ANNUAL 01/99

                       Founders of
                     "America's First
                          Money Fund"

       -------------------------------------------------------------------------
         ----------

                                      SEMI-ANNUAL REPORT

       -------------------------------------------------------------------------
         ----------

                  RESERVE NEW YORK TAX-EXEMPT TRUST
                    NEW YORK TAX-EXEMPT FUND

                  RESERVE TAX-EXEMPT TRUST
                    CALIFORNIA TAX-EXEMPT FUND
                    CONNECTICUT TAX-EXEMPT FUND
                    FLORIDA TAX-EXEMPT FUND
                    MASSACHUSETTS TAX-EXEMPT FUND
                    MICHIGAN TAX-EXEMPT FUND
                    NEW JERSEY TAX-EXEMPT FUND
                    OHIO TAX-EXEMPT FUND
                    PENNSYLVANIA TAX-EXEMPT FUND

                                      NOVEMBER 30, 1998

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND

             STATEMENT OF NET ASSETS--NOVEMBER 30, 1998 (UNAUDITED)

 PRINCIPAL                                                                       VALUE
  AMOUNT                    TAX-EXEMPT OBLIGATIONS -- 99.04%                    (NOTE 1)
 ---------                  --------------------------------                    --------

$ 2,000,000   Babylon UFSD TAN, 3.75%, 6/28/99............................    $  2,001,324

  2,470,000   Bleecker HDC Terrace Apt Project S85, 3.10%, 7/1/15 (a).....       2,420,000

    800,000   Buffalo GOB Series A, 3.70%, 2/1/99.........................         800,000

  3,500,000   Deer Park UFSD TAN, 4.00%, 6/25/99..........................       3,507,635

  3,000,000   Eagle Tax-Exempt Trust NYS Med Care, 3.23%, 8/15/24 (a).....       3,000,000

  2,740,000   Greece CSD RAN, 4.00%, 6/25/99..............................       2,744,619

              Guilderland IDA for North Eastern Industrial Park Series
  3,500,000   1993 A, 3.10%, 12/1/08 (a)..................................       3,300,000

  3,165,000   Hempstead GOB, 4.00%, 8/15/99...............................       3,185,228

  4,000,000   Ithaca CSD RAN, 3.87%, 6/29/99..............................       4,404,634

              Jefferson IDA for Watertown Carthage Project, 3.50%, 12/1/12
  3,500,000   (a).........................................................       3,500,000

  2,000,000   Kendall CSD TAN, 4.00%, 6/30/99.............................       2,002,779

              Long Island Power Authority, NY Electric System SER 1,
  3,000,000   3.00%, 5/1/33...............................................       3,000,000

              Montgomery County IDA for Service Merchandise Co., 3.40%,
  1,600,000   12/31/24 (a)................................................       1,600,000

              Municipal Assistance Corp. for New York City Sub Series K-1,
  2,000,000   2.70%, 7/1/08...............................................       2,000,000

  1,060,000   Nassau County GOB, 4.50%, 9/1/99............................       1,071,666

  5,000,000   New York City COP, 3.15%, 9/22/98...........................       5,000,000

              New York City GOB Custodial Receipts Series A31, 3.29%,
  4,000,000   7/2/00 (a)..................................................       4,000,000

  1,000,000   New York City GOB Fiscal 1994 Series A, 3.35%, 8/1/22.......       1,000,000

  1,950,000   New York City GOB Series E5, 3.30%, 8/1/15..................       1,950,000

  1,500,000   New York City GOB Series E5, 3.30%, 8/1/16..................       1,500,000

  1,000,000   New York City GOB Series B7, 3.30%, 8/15/18.................       1,000,000

  2,900,000   New York City GOB Fiscal 1993 Series A, 3.30%, 8/1/21.......       2,900,000

  7,600,000   New York City GOB Series B8, 2.90%, 8/15/24.................       7,600,000

  1,000,000   New York City GOB Series A7, 3.30%, 8/1/20 (a)..............         925,000

              New York City GOB Fiscal 1993 Series E2, 3.30%, 8/1/21
  2,275,000   (a).........................................................       2,275,000

              New York City GOB Fiscal 1993 Series E4, 3.30%, 8/1/21
  4,100,000   (a).........................................................       4,100,000

 11,475,000   New York City GOB Series B1, 2.90%, 8/15/24 (a).............      11,475,000

    300,000   New York City GOB Series D, 3.05%, 2/1/20 (a)...............         300,000

  3,000,000   New York City GOB Series D, 3.10%, 2/1/22 (a)...............       3,000,000

  5,000,000   New York City GOB Series E4, 3.30%, 8/1/22 (a)..............       5,000,000

              New York City HDC Multifamily Mortgage for James Tower
  5,900,000   Project, 2.85%, 7/1/05 (a)..................................       5,900,000

    966,000   New York City IDC Union Foundation, 3.40%, 6/1/12...........         966,000

  1,045,000   New York City IDA for Goodwill Project, 3.00%, 3/1/00 (a)...       1,045,000

              New York City IDA for Stroheim & Romann, 3.05%, 12/1/15
  1,500,000   (a).........................................................       1,500,000

              New York State Dormitory Authority for Public Library
  1,000,000   Revenue Bonds Series 1992B, 2.75%, 7/1/22 (a)...............       1,000,000

              New York State ERD for Brooklyn Union Gas, 2.85%, 12/1/20
  2,000,000   (a).........................................................       2,000,000

              New York State ERD/PCR for LILCO Project Series A, 3.58%,
  3,000,000   3/1/16 (a)..................................................       3,000,000

              NY State HFA Service Contract Rev. Bonds Series A, 2.90%
  8,700,000   3/15/27 (a).................................................       8,700,000

              New York State HFA for Normandie Court Series 91, 2.85%,
  7,300,000   5/15/15 (a).................................................       7,300,000

              New York State HFA for Mt. Sinai School, 2.85%, 11/1/14
  1,700,000   (a).........................................................       1,700,000

              New York State Job Development Authority Series D, 3.00%,
  1,055,000   3/1/99......................................................       1,055,000

              New York State Job Development Authority Series F, 3.00%,
  1,355,000   3/1/99......................................................       1,355,000

              New York State Job Development Authority Series 84E, 3.00%,
  2,485,000   3/1/99......................................................       2,485,000

              New York State Local Government Assistance 1993A, 2.90%,
  5,120,000   4/1/22 (a)..................................................       5,120,000

              New York State Local Government Assistance Series B, 2.80%,
  3,900,000   4/1/25 (a)..................................................       3,900,000

  3,000,000   North Hempstead RAN, 4.00%, 10/29/98........................       3,002,401

  4,000,000   North Hempstead BAN, 3.50%, 10/28/99........................       4,015,130

              Onondaga County IDR for Edgecomb Metals Project, 3.60%,
  1,100,000   11/1/09 (a).................................................       1,100,000

              Onondaga County IDR for McLane Co. Project, 3.60%, 11/1/04
  3,200,000   (a).........................................................       3,200,000

  3,000,000   Oyster Bay BAN, 4.00%, 4/30/99..............................       3,003,919

  3,050,000   Penfield CSD BAN, 3.90%, 5/19/99............................       3,052,175

  4,000,000   Riverhead CSD TAN, 3.75%, 6/25/99...........................       4,002,377

  5,000,000   Rochester BAN, 3.75%, 3/9/99................................       5,002,329

              Suffolk County IDR for Target Rock Corporation Revenue
  4,000,000   Bonds, 2.70%, 2/1/07 (a)....................................       4,000,000

              Suffolk County IDR for Satellite Transmission Systems, Inc.,
  1,330,000   3.10%, 11/1/07 (a)..........................................       1,330,000

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND

 PRINCIPAL                                                                       VALUE
  AMOUNT                   TAX-EXEMPT OBLIGATIONS (CONTINUED)                   (NOTE 1)
 ---------                 ----------------------------------                   --------
              Syracuse IDA for General Accident Insurance Co. Project,
$ 4,550,000   3.80%, 12/1/03 (a)..........................................    $  4,550,000

              Yonkers IDR for Civic Revenue Bonds for Consumers Union,
  1,300,000   2.85%, 7/1/19 (a)...........................................       1,300,000

              Yonkers IDR for Consumers Union Facility, 2.85%, 7/1/21
  4,500,000   (a).........................................................       4,500,000
                                                                              ------------

              TOTAL INVESTMENTS (COST $79,686,281)........................          99.04%    179,647,216

              OTHER ASSETS, LESS LIABILITIES..............................            .96       1,746,159
                                                                                   ------       ---------

              NET ASSETS..................................................         100.00%   $181,393,375
                                                                                   ------       ---------
                                                                                   ------       ---------

              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
              BASED ON 181,393,375 SHARES OF BENEFICIAL INTEREST,
              $.001 PAR VALUE OUTSTANDING.................................                          $1.00
                                                                                                      ---
                                                                                                      ---

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--CALIFORNIA TAX-EXEMPT FUND

             STATEMENT OF NET ASSETS--NOVEMBER 30, 1998 (UNAUDITED)

 PRINCIPAL                                                                       VALUE
  AMOUNT                    TAX-EXEMPT OBLIGATIONS -- 99.02%                    (NOTE 1)
 ---------                  --------------------------------                    --------

              Alameda Contra Costa School Finance Authority Series A,
$ 1,500,000   2.50%, 6/1/22(a)............................................    $  1,500,000

              Alameda Contra Costa School Finance Authority Series B,
  2,000,000   2.50%, 7/1/23(a)............................................       1,900,000

              Alameda Contra Costa School Finance Authority Series C,
  3,400,000   2.50%, 7/1/25(a)............................................       3,400,000

              Alameda Contra Costa School Finance Authority Series D,
  4,575,000   2.50%, 7/1/18(a)............................................       4,575,000

    250,000   Anaheim COP, 2.60%, 8/1/19(a)...............................         250,000

              California CDA for N. Cal. Retired Officers Community,
  4,300,000   3.20%, 6/7/26(a)............................................       4,300,000

  2,000,000   California EDA for ISO Corp., Series B, 3.20%, 4/1/08(a)....       2,000,000

    600,000   California EDA for ISO Corp., Series D, 3.25%, 4/1/08(a)....         600,000

              California PCR for Pacific Gas and Electric, A, 3.25%,
  2,000,000   12/1/18.....................................................       2,000,000

              California PCR for Pacific Gas and Electric, F, 3.25%,
 10,275,000   11/1/26.....................................................      10,275,000

  5,000,000   California RAN, 4.00%, 6/30/99..............................       5,023,970

              California Modesto Santa Clara Redding Public Power, 2.65%,
    300,000   7/1/22(a)...................................................         300,000

              California School Cash Reserve Program, GOB, 4.50%,
  2,000,000   7/2/99......................................................       2,008,543

  1,500,000   Elk Grove USD Tran., 4.50%, 6/30/99.........................       1,507,530

              Foothill/Eastern Trans. Toll Road Bonds, Series 95C, 2.55%,
  1,000,000   1/2/35(a)...................................................       1,000,000

              Foothill/Eastern Transportation Toll Road Revenue Bonds,
    500,000   2.60%, 1/2/35(a)............................................         500,000

              Fremont Public Finance Authority for Family Resource Center,
  1,500,000   2.55%, 8/1/28(a)............................................       1,500,000

              Grand Terrace HFA CRA for Mt. Vernon Villas, 4.70%, 12/1/11
  5,300,000   (a).........................................................       5,300,000

  1,500,000   Hemet MHR for Sunwest Resort Village, 2.80%, 7/1/06(a)......       1,500,000

              Irvine Improvement Bond Assessment District 85, 2.50%,
  1,800,000   9/2/11(a)...................................................       1,800,000

              Irvine Public Finance Authority for Infrastructure Project,
  1,900,000   2.50%, 11/1/10(a)...........................................       1,900,000

  1,000,000   Irvine Ranch Water District Series A, 3.10%, 5/1/09(a)......       1,000,000

  1,100,000   Irvine Ranch Water District Series B, 3.10%, 10/1/04(a).....       1,100,000

  2,000,000   Irvine Ranch Water District Series B, 3.10%, 10/1/09(a).....       2,000,000

              Irvine Ranch Water District Election, #282, 3.10%,
  1,900,000   11/15/13(a).................................................       1,900,000

              Irvine Ranch Water District, Cons. Impt. Districts 3.10%,
  2,000,000   6/1/15(a)...................................................       2,000,000

              Lancaster MHR for Westwood Park Apartments 1985, 2.55%,
    500,000   12/1/07(a)..................................................         500,000

    400,000   Los Angeles CRA for Baldwin Hills, 2.60%, 12/1/14(a)........         400,000

              Los Angeles CRA for Promenade Towers Series 1989, 2.65%,
  3,095,000   4/1/09(a)...................................................       3,095,000

  5,890,000   Los Angeles Custodial Receipts, 3.24%, 7/1/05(a)............       5,890,000

  3,500,000   Los Angeles Department of Water, COP, 3.00%, 3/8/99.........       3,500,000

              Los Angeles IDA for International Airport Authority, 3.25%,
  1,300,000   12/1/25(a)..................................................       1,300,000

  1,000,000   Los Angeles IDA for Wastewater Project, 7.00%, 6/1/21(a)....       1,035,347

              Los Angeles Multi Family Mortgage for Valencia Village
    900,000   Project C, 2.50%, 10/1/14...................................         900,000

  2,500,000   Millbrae School District TRAN, 3.75%, 6/30/99...............       2,502,087

              Orange County Apartment Development Revenue Bonds Issue A of
  1,000,000   1991, the Lakes Project 2.75%, 12/1/06(a)...................       1,000,000

              Orange County HFA for Lantern Pines Apartments, 2.55%,
  1,500,000   12/1/27(a)..................................................       1,500,000

              Orange County Sanitation District, Series C 3.20%,
  2,700,000   8/1/17(a)...................................................       2,700,000

              Orange County Water District, 1990 Project B, 3.00%,
  1,100,000   8/15/15(a)..................................................       1,100,000

              Pasadena COP for Rose Bowl Improvement Project, 2.95%,
    600,000   12/1/11(a)..................................................         600,000

              Pico Rivera CRA for Rainer Fund Crossroads Plaza Project,
    700,000   2.70%, 12/1/10(a)...........................................         700,000

  3,000,000   Puerto Rico COP, 2.80% 12/17/98.............................       3,000,000

              Redlands COP for Water Treatment Facility, 2.70%,
    930,000   9/1/15(a)...................................................         930,000

              Redondo Beach for MHR for McCandless Senior Housing Proj.,
  2,000,000   2.95%, 12/1/25(a)...........................................       2,000,000

  1,000,000   Sacramento GOB, 4.00%, 2/1/99...............................       1,000,856

  4,000,000   San Bernadino MHR for Alta Park Project, 4.70%, 5/1/06(a)...       4,000,000

              San Bernadino IDA for Gate City Beverage, 4.10%,
    200,000   3/1/05(a)...................................................         200,000

              San Francisco MHR for Bayside Village Series 85D, 4.60%,
  5,700,000   12/1/05(a)..................................................       5,700,000

              San Francisco HFR for Yerba Buena Gardens, 2.60%,
    575,000   9/1/06(a)...................................................         575,000

  3,000,000   San Jose HFR Redevelopment Agency, 2.50%, 7/1/26(a).........       3,000,000

              Santa Clara Electric Revenue Bonds Series 85C, 2.65%,
    300,000   7/1/10(a)...................................................         300,000

    100,000   Santa Clara El Camino Hospital District, 2.50%, 8/1/15(a)...         100,000

              Santa Clara El Camino Hospital District, Series A, 2.50%,
    500,000   8/1/15(a)...................................................         500,000

              Southern California Public Power Authority, GOB, 5.30%,
  1,000,000   7/1/99......................................................       1,009,022

              Southern California Public Power Authority, Southern
  1,600,000   Transmission B, 2.65%, 7/1/23...............................       1,600,000

              RESERVE TAX-EXEMPT TRUST--CALIFORNIA TAX-EXEMPT FUND

 PRINCIPAL                                                                       VALUE
  AMOUNT                   TAX-EXEMPT OBLIGATIONS (CONTINUED)                   (NOTE 1)
 ---------                 ----------------------------------                   --------
$   925,000   Turlock Irrigation District Series 88A, 2.50%, 1/1/14(a)....    $    925,000

  2,200,000   Union City MHR for Skylark Apartments, 2.500%, 11/1/07(a)...       2,200,000

              Upland MHR CRA Bonds, Series A for Northwood Project, 2.85%,
    150,000   3/1/14(a)...................................................         150,000

              Upland MHR CRA Bonds Series B for Northwood Project, 2.85%,
  2,100,000   3/1/14(a)...................................................       2,100,000

              Upland Community Redevelopment Agency GOB, 3.10%,
    485,000   9/1/99(a)...................................................         485,000

  5,000,000   Watereuse Finance Authority, 2.60%, 5/1/28..................       5,000,000
                                                                              ------------

              TOTAL INVESTMENTS (COST $122,684,520).......................     99.02%    122,637,355
              OTHER ASSETS, LESS LIABILITIES..............................       .98       1,211,609
                                                                              ------    ------------
              NET ASSETS..................................................    100.00%   $123,848,964
                                                                              ======    ============
              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON
              123,848,964 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
              OUTSTANDING...........................................................           $1.00
                                                                                                 ---
                                                                                                 ---

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND

             STATEMENT OF NET ASSETS--NOVEMBER 30, 1998 (UNAUDITED)

 PRINCIPAL                                                                        VALUE
   AMOUNT                    TAX-EXEMPT OBLIGATIONS -- 95.79%                   (NOTE 1)
 ---------                   --------------------------------                   --------
$  1,400,000   Connecticut DAI for Allen Group Inc., 3.25%, 2/1/13 (a).....    $ 1,400,000

               Connecticut DAI for Conco Medical Co. Project Series 85,
     700,000   3.00%, 11/1/05 (a)..........................................        700,000

               Connecticut DAI for General Accident Insurance Co., 3.80%,
   1,700,000   12/1/13 (a).................................................      1,700,000

               Connecticut DAI for Regional YMCA Project, 3.20%, 6/1/08
     487,000   (a).........................................................        487,000

               Connecticut DAI for Trudy Corporation Project, 3.60%, 9/1/09
     500,000   (a).........................................................        500,000

               Connecticut DAI for Zotos International Project, 4.35%,
   1,450,000   12/1/04 (a).................................................      1,450,000

               Connecticut Development Authority Health Care Revenue Bonds
   1,865,000   for Independent Living Project, 2.90%, 7/1/15 (a)...........      1,865,000

               Connecticut Development Authority PCR for Central Vermont
   1,400,000   Public Service, 2.95%, 12/1/15 (a)..........................      1,400,000

               Connecticut HEF for Bradley Health Care Series B, 2.70%,
   1,000,000   7/1/29 (a)..................................................      1,000,000

               Connecticut HEF for Charlotte Hospital Series B, 2.90%,
   1,500,000   7/1/13 (a)..................................................      1,500,000

               Connecticut HEF for Kingswood Oxford School Issue Series A,
     350,000   3.20%, 2/1/09 (a)...........................................        350,000

               Connecticut HEF for New Haven Hospital RAW Series E, 3.70%,
     365,000   6/1/12 (a)..................................................        365,000

               Connecticut HEF for Pomfret School Issue Series A, 3.05%,
   1,200,000   7/1/24 (a)..................................................      1,200,000

               Connecticut HEF for Yale University Series T, 2.90%, 7/1/29
   1,000,000   (a).........................................................      1,000,000

   1,000,000   Connecticut State GOB Series C, 3.50%, 10/15/99.............      1,004,249

               Connecticut State GOB Economic Recovery Notes, 4.75%,
   1,900,000   6/15/99.....................................................      1,910,409

               Conn. Special Asmt Unemployment Comp Series A, 4.50%,
   1,650,000   5/15/99.....................................................      1,656,453

               Connecticut State HEFA for Quinnipiac College Series B,
     500,000   7.25%, 7/1/19...............................................        519,655

               Connecticut State HEFA for Yale University Series T-2,
   1,000,000   2.80%, 7/1/29...............................................      1,000,000

   1,980,000   Connecticut State GOB Series 97B, 2.85%, 5/15/14 (a)........      1,980,000

               Conn. Special Asmt Unemployment Comp RAW Series C, 3.60%,
   1,500,000   11/15/01 (a)................................................      1,500,000

               Connecticut State Special Tax Transportation Infrastructure
   2,000,000   Second Lien Revenue Bonds, 3.10%, 12/1/10 (a)...............      2,000,000

               Hartford Redev. Agency MHR for Underwood Towers, 3.05%,
   2,100,000   6/1/20 (a)..................................................      2,100,000

   1,500,000   Ledyard BAN, 4%, 2/4/99.....................................      1,501,020

   1,200,000   Puerto Rico Electric Power Authority, 3.03%, 7/1/22 (a).....      1,200,000

               Puerto Rico Government Development Bank COP, 2.95%,
   3,400,000   12/10/98....................................................      3,400,000

               Puerto Rico Highway & Transportation Series A, 2.75%,
     500,000   7/1/28......................................................        500,000

               Puerto Rico Ind. Med. and Envir. RAW for Reynolds Metals,
   1,200,000   3.60%, 9/1/13 (a)...........................................      1,200,000

   1,000,000   Shelton BAN, 3.75%, 12/8/98.................................      1,000,022

     500,000   Shelton HFA for Crosby Commons Project, 3%, 1/1/11 (a)......        500,000
                                                                               -----------

               TOTAL INVESTMENTS (COST $37,917,154)........................     95.79%   $37,888,808
               OTHER ASSETS, LESS LIABILITIES..............................      4.21      1,665,057
                                                                               ------    -----------
               NET ASSETS..................................................    100.00%   $39,553,865
                                                                               ======    ===========
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON
               39,553,865 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
               OUTSTANDING...........................................................          $1.00
                                                                                                 ---
                                                                                                 ---

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND

             STATEMENT OF NET ASSETS--NOVEMBER 30, 1998 (UNAUDITED)

 PRINCIPAL                                                                        VALUE
   AMOUNT                   TAX-EXEMPT OBLIGATIONS -- 102.38%                   (NOTE 1)
 ---------                  ---------------------------------                   --------
               FLORIDA -- 75.17%

               Boca Raton IDA for Parking Garage Project, 3.775%, 12/1/14
$  1,300.000   (a).........................................................    $ 1,300.000

               Brevard County MHR for Malabar Lakes Proj., 3.30%,
     925,000   12/1/10.....................................................        925,000

               Broward MHR for Welleby Apartment Project Series 1984,
     800,000   3.10%, 12/1/06 (a)..........................................        800,000

               Collier IDA HFA for Retirement Rental Housing Revenue Bonds,
     300,000   3.20%, 12/1/15 (a)..........................................        300,000

               Dade County for HFA -- Miami Children's Hospital, 3.85%,
     200,000   3/1/25......................................................        200,000

               Dade IDA for Aviation Authority Facilities Series 84A,
     100,000   3.15%, 10/1/09 (a)..........................................        100,000

   1,000,000   Dade IDA for Dolphin Stadium Project, 2.90%, 1/1/16 (a).....      1,000,000

               Dade HFA Rev. Bonds for Miami Children's Hospital, 3%,
     200,000   9/1/25 (a)..................................................        200,000

               Duval HFA for Lakes of Mayport Apartment Project, 3.15%,
     900,000   12/1/09 (a).................................................        900,000

               Florida Local Gov. Authority for Lake Wales Medical Center,
   1,500,000   3.10%, 3/1/15 (a)...........................................      1,500,000

     100,000   Florida Gulf Coast GOB, Series 97, 3.10%, 8/1/27 (a)........        100,000

     500,000   Florida Inland GOB, 4.25%, 1/1/99...........................        500,268

               Gulf Breeze IDA Revenue Bonds Series 85, 3.10%, 12/1/15
     305,000   (a).........................................................        305,000

               Jacksonville IDR for Coastal Islands Project, 3.35%, 8/1/08
     130,000   (a).........................................................        130,000

               Jacksonville IDR for University Medical Center, 4.60%,
     900,000   2/1/19 (a)..................................................        900,000

               Manatee PCR for Florida Power and Light, 3.95%, 9/1/24
     100,000   (a).........................................................        100,000

     700,000   Martin PCR for Florida Power & Light, 3.35%, 9/1/24.........        700,000

     605,000   Miami-Dade County GOB, 6.00%, 11/1/99.......................        620,391

               Florida State Turnpike Auth -- Turnpike Revenue Bonds,
   1,015,000   7.50%, 7/1/19...............................................      1,061,104

               Palm Beach PCR for Water and Sewer Project, 4.20%, 10/1/11
     500,000   (a).........................................................        500,000

     100,000   Putnam PCR for Florida Power and Light, 3.35%, 9/1/24 (a)...        100,000

               Port St. Lucie PCR for Florida Power and Light, 3.45%,
     200,000   1/1/11 (a)..................................................        200,000

     500,000   Sea Coast RAW, 7.25%, 3/1/09 (a)............................        514,110

     200,000   Tampa Occupational License Tax Bonds, 3.15%, 10/1/18 (a)....        200,000

               University of North Florida Capital Improvement Project,
     300,000   3.15%, 11/1/24 (a)..........................................        300,000

               Pinnellas County -- Chi Chi Rodriguez Foundation , 3.25%,
     900,000   8/1/16......................................................        900,000

               Hillsborough County IDA PCR for Gannon Coal, 3,25%,
     300,000   5/15/18.....................................................        300,000

               Palm Beach County -- Florida Airport System, 5.50%,
     200,000   10/1/99.....................................................        203,911

               Palm Beach County HFA for Hospital Ser. 1985, 3.01%,
   1,000,000   1/7/99......................................................      1,000,000
                                                                               -----------
                                                                                15,859,784
                                                                               -----------

               CALIFORNIA -- 4.74%

               Grand Terrace HFA Community Redevelopment Agency for Mt.
   1,000,000   Vernon Villas, 4.70%, 12/1/11...............................      1,000,000
                                                                               -----------

               ILLINOIS -- 2.37%

               Illinois HFC for Central Healthcare Corp. & Northwest Comm.
     500,000   Hosp., 3.15%, 10/1/15 (a)...................................        500,000
                                                                               -----------

               MARYLAND -- 2.37%

               Baltimore IDA for Mayor and City Counsel Project, 3.15%,
     500,000   8/1/16 (a)..................................................        500,000
                                                                               -----------

               MISSOURI -- 2.09%

               Cole IDA for Mobine Manufacturing Series 85, 4.85%, 12/1/15
     440,000   (a).........................................................        440,000
                                                                               -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND

 PRINCIPAL                                                                        VALUE
   AMOUNT                   TAX-EXEMPT OBLIGATIONS (CONTINUED)                  (NOTE 1)
 ---------                  ----------------------------------                  --------

               NEW JERSEY -- 1.42%

               New Jersey EDA for Volvo of America Corp., 3.69%, 12/1/04
$    300,000   (a).........................................................    $   300,000
                                                                               -----------

               NEW YORK -- 2.37%

     500,000   New York City GOB Series B1, 3.30%, 8/15/18.................        500,000
                                                                               -----------

               PENNSYLVANIA -- 7.11%

               Allegheny Hospital Development Authority for St. Francis
     500,000   Health Systems, 3.10%, 11/1/27..............................        500,000

               Clarion County IDA for Special Development Revenue Bonds for
     500,000   Meritcare Project, Series A, 3.30%, 12/1/12.................        500,000

     500,000   Emmaus General Authority Revenue Bonds, 3.15%, 3/1/24 (a)...        500,000
                                                                               -----------

                                                                                 1,500,000
                                                                               -----------

               TEXAS -- 4.74%

               Harris County HCF for Greater Houston Project 3.20%,
   1,000,000   11/1/25.....................................................      1,000,000
                                                                               -----------

               TOTAL INVESTMENTS (COST $21,615,847)........................  102.38%   $21,599,784
               LIABILITIES, NET OF OTHER ASSETS............................   (2.38)      (503,111)
                                                                             ------    -----------
               NET ASSETS..................................................  100.00%   $21,096,673
                                                                             ======    ===========
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
               BASED ON 21,096,673 SHARES OF BENEFICIAL INTEREST $.001 PAR
               VALUE OUTSTANDING...........................................                  $1.00
                                                                                               ---
                                                                                               ---

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND

             STATEMENT OF NET ASSETS--NOVEMBER 30, 1998 (UNAUDITED)

PRINCIPAL                                                                       VALUE
  AMOUNT                   TAX-EXEMPT OBLIGATIONS -- 98.24%                   (NOTE 1)
---------                  --------------------------------                   --------

$  327,000   Greenfield GOB, 5.00%, 11/15/99.............................    $   332,725

   300,000   Framingham IDA for Perrini Corp., 3.35%, 9/30/05 (a)........        300,000

             Massachusetts HEF for Capital Asset Program A, 2.75%,
 1,000,000   1/1/01......................................................      1,000,000

             Massachusetts HEF for Partnership Healthcare System, P1,
   400,000   3.00%, 7/1/27...............................................        400,000

             Massachusetts HEF for Partnership Healthcare System, P2,
 1,000,000   3.00%, 7/1/27...............................................      1,000,000

 1,700,000   Massachusetts HEF for Harvard University, 3.00%, 9/1/40.....      1,700,000

   500,000   Massachusetts IFA for Milton Academy, 3.00%, 3/1/27.........        500,000

 1,490,000   Massachusetts Turnpike Authority BAN, 5.00%, 6/11/99........      1,503,832

             Massachusetts, Municipal Wholesale Electric Series 1994 C,
   900,000   3%, 7/1/19 (a)..............................................        900,000

 4,215,000   Massachusetts GOB, 7.50%, 4/1/09 (a)........................      4,352,608

   900,000   Massachusetts GOB Series 97, 3.05%, 8/1/15 (a)..............        900,000

             Massachusetts HEFA for Endicott College Series A, 3.80%,
   500,000   10/1/18 (a).................................................        500,000

             Massachusetts HEFA for Clark University, 3.05%, 12/1/04
   100,000   (a).........................................................        100,000

             Massachusetts HEFA for Boston University Series H, 3.40%,
 1,000,000   12/1/15 (a).................................................      1,000,000

             Massachusetts HEFA for Hallmark Health Systems, 3.05%,
   500,000   7/1/27 (a)..................................................        500,000

             Massachusetts HEFA for Brigham and Women's Hospital, 3%,
 1,100,000   7/1/17 (a)..................................................      1,100,000

             Massachusetts HEFA for Eastern Nazarene College Series 97,
 1,000,000   3.05%, 10/1/27 (a)..........................................      1,000,000

   500,000   Massachusetts HEFA for Harvard University, 3%, 2/1/16 (a)...        500,000

   100,000   Massachusetts HEFA for Harvard University, 3%, 8/1/17 (a)...        100,000

             Massachusetts HEFA Capital Assistance Program Series G-1,
   300,000   2.75%, 1/1/19 (a)...........................................        300,000

             Massachusetts HEFA Capital Asset Series D, 2.95%, 1/1/35
   400,000   (a).........................................................        400,000

             Massachusetts HEFA for Williams College Series E, 2.85%,
   400,000   8/1/14 (a)..................................................        400,000

             Massachusetts HEFA for Wellesley College Series B, 2.90%,
   400,000   7/1/22 (a)..................................................        400,000

             Massachusetts IDA for KRH Rolls Inc. Project Series 1988,
   400,000   3.85%, 5/1/06 (a)...........................................        400,000

             Massachusetts IFA for Composite Easy Day, 3.05%, 7/1/06
   150,000   (a).........................................................        140,000

   500,000   Massachusetts IFA for Emerson College, 3.05%, 11/1/25 (a)...        500,000

             Massachusetts IFA for Governor Dummer Academy, 3.05%, 7/1/26
   800,000   (a).........................................................        800,000

             Massachusetts IFA for Holyoke Water Power Project, 2.80%,
   300,000   5/1/22 (a)..................................................        300,000

 1,000,000   Massachusetts IFA for Quamco Series B, 2.90%, 9/1/01 (a)....      1,000,000

             Massachusetts IFA for Whitehead Bio-Medical, 3%, 7/1/26
 1,000,000   (a).........................................................      1,000,000

             Massachusetts Showa Women's Institute of Boston, 3.30%,
   100,000   3/15/04 (a).................................................        100,000

 1,500,000   Massachusetts Water Resource Authority, 6.50%, 4/1/28.......      1,500,000

 1,040,000   Quincy GOB, 6.00%, 3/1/99...................................      1,046,036

   230,000   Southborough GOB, 6.50%, 11/15/99...........................        237,021

   475,000   Tewksbury GOB, 6.00%, 3/15/99...............................        478,161

   500,000   Ware BAN, 4.00%, 12/18/98...................................        500,057
                                                                             -----------


             TOTAL INVESTMENTS (COST $27,337,933)........................     98.24%   $27,190,440

             OTHER ASSETS, LESS LIABILITIES..............................      1.76        488,244
                                                                             ------       --------

             NET ASSETS..................................................    100.00%   $27,678,684
                                                                             ------       --------
                                                                             ------       --------

             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON
             27,678,684 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
             OUTSTANDING...........................................................          $1.00
                                                                                               ---
                                                                                               ---

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND

             STATEMENT OF NET ASSETS--NOVEMBER 30, 1998 (UNAUDITED)

PRINCIPAL                                                                       VALUE
  AMOUNT                  TAX-EXEMPT OBLIGATIONS -- 103.50%                   (NOTE 1)
---------                 ---------------------------------                   --------

             Essex County Improvement Authority -- Children's Institute,
$3,000,000   3.15%, 2/1/20...............................................    $ 3,000,000

 2,000,000   Atlantic City Pooled Loan Program, 2.65%, 7/1/26 (a)........      2,000,000

   277,000   Berkley GOB, 4.40%, 4/1/99..................................        277,579

   420,000   East Rutherford GOB, 4.20%, 1/15/99.........................        420,175

 2,000,000   Essex County Improvement Authority, 3.15%, 12/01/25 (a).....      2,000,000

 1,560,000   East Orange County BAN, 4.375%, 7/1/99......................      1,563,262

   700,000   New Jersey EDA for Market Transition Bonds, 5.00%, 7/1/99...        707,163

             New Jersey State EFA for Princeton University Series E,
   385,000   4.00%, 7/1/95...............................................        385,636

   100,000   Monmouth BAN, 2.65%, 8/1/16 (a).............................        100,000

             Englewood School Qualified Temporary Notes, 3.70%,
 2,000,000   7/16/99.....................................................      2,001,194

             Wharton Board of Education Temporary Notes, 3.70%,
 2.000,000   8/30/99.....................................................      2,005,037

             New Jersey EDA for Bayonne IMTT Docking Revenue Bonds,
 1,700,000   3.20%, 12/1/27 (a)..........................................      1,700,000

             New Jersey EDA for Economic Growth Bond Series F2.70%,
   710,000   8/1/14 (a)..................................................        710,000

             New Jersey EDA for Lawrenceville School Series B, 3.00%,
 1,000,000   7/1/26 (a)..................................................      1,000,000

             New Jersey EDA for Natural Gas Project Series A, 2.75%,
 1,000,000   1/1/28 (a)..................................................      1,000,000

   800,000   New Jersey EDA PCR for PSE&G Co., 3.00%, 9/1/12 (a).........        800,000

             New Jersey EDA for A.R.C. -- Monmouth Unit Project, 3.10%,
   900,000   12/1/09 (a).................................................        900,000

             New Jersey EDA for St. James Preparatory School, 3.00%,
   900,000   12/1/27 (a).................................................        900,000

             New Jersey EDA for St. Peters School Series 1995, 3.05,
 1,125,000   1/1/10 (a)..................................................      1,125,000

 2,200,000   New Jersey EDA for Stolthaven Proj., 3.25%, 1/15/18 (a).....      2,200,000

             New Jersey EDA for Trailer Marine Corps Project, 3.30%,
   400,000   2/1/02 (a)..................................................        400,000

             New Jersey EDA for Volvo of American Corp, 3.685%, 12/1/04
 3,400,000   (a).........................................................      3,400,000

             New Jersey EDA for RJB Associate Project, 3.15%, 8/1/08
   900,000   (a).........................................................        900,000

 1,000,000   New Jersey GOB Series C, 6.50%, 1/15/05.....................      1,018,278

             New Jersey HCF Hospital Capital Asset Ser. C, 2.95%, 7/01/35
   400,000   (a).........................................................        400,000

             New Jersey Sports Expo Authority Series, 3.15%, 9/01/24
 1,700,000   (a).........................................................      1,700,000

             New Jersey Turnpike Authority General Series 91D, 2.90%,
 3,700,000   1/01/18 (a).................................................      3,700,000

 2,000,000   Vernon Board of Education Temporary Note, 3.50%, 5/4/99.....      2,003,700

 1,000,000   Vernon Board of Education Temporary Note, 3.20%, 12/3/99....      1,001,160

             Port Authority NY and NJ Special Obligation Rev. Bonds,
 1,800,000   3.25%, 5/1/19 (a)...........................................      1,800,000

   500,000   Rutgers University GOB, 7.00%, 5/1/99.......................        516,532

   400,000   Sayerville GOB, 4.45%, 12/15/98.............................        400,082

 1,675,000   Trenton School Temp Notes, 3.70%, 3/10/98...................      1,675,523

   550,000   Willingboro Township GOB, 4/40%, 1/15/99....................        550,406
                                                                             -----------

             TOTAL INVESTMENTS (COST $44,300,842)........................     103.50%   $44,260,727
             LIABILITIES LESS OTHER ASSET................................      (3.50)    (1,494,886)
                                                                              ------       --------
             NET ASSETS..................................................     100.00%   $42,765,841
                                                                              ------       --------
                                                                              ------       --------
             NET ASSET VALUE PER SHARE, OFFERING AND REDEMPTION PRICE PER SHARE
             BASED ON 42,765,841 SHARES OF BENEFICIAL INTEREST $.001 PAR VALUE
             OUTSTANDING............................................................          $1.00
                                                                                                ---
                                                                                                ---

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE TAX-EXEMPT TRUST--OHIO TAX-EXEMPT FUND

             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 1998 (UNAUDITED)

PRINCIPAL                                                                    VALUE
 AMOUNT                   TAX-EXEMPT OBLIGATIONS -- 75.71%                  (NOTE 1)
---------                 --------------------------------                  --------
$ 100,000   Brunswick IDA for Kinder-Care Learning Centers Project         $  100,000
             Series A, 3.45% 6/1/02(a)..................................
  100,000   Claremont HEF for Mercy Health Systems, 3.10% 12/1/21(a)....      100,000
  200,000   Columbus ERD Electric Systems Revenue Bonds, 3.75%                200,000
             9/1/09(a)..................................................
  100,000   Cuyahoga IDA for Allen Group Project, 3.10% 12/1/15(a)......      100,000
  100,000   Cuyahoga HFA for Cleveland Clinic Series A, 3.15%                 100,000
             1/1/16(a)..................................................
  100,000   Cuyahoga IDA for Edgecomb Metals Co., 3.40% 9/1/09(a).......      100,000
  195,000   Franklin County Industrial Development Refunding Revenue          195,000
             Bonds for Kinder-Care Learning Centers Project Series 96A,
             3.15% 12/1/21(a)...........................................
  100,000   Lucas County EDA for Lutheran Home's Project, 3.15%               100,000
             11/1/19(a).................................................
  200,000   Mahoning County Forum Health Obligation Group, 3.15%              200,000
             12/1/28(a).................................................
  200,000   Port Authority of Cincinnati and Hamilton Counties for            200,000
             Kenwood Office Association, 3.30% 9/1/25(a)................
  200,000   Ottawa County, HFR Luther Home of Mercy 3.30%, 10/1/17......      200,000
  100,000   Toledo Special Obligation Assessment Notes, 3.15%,                100,000
             12/1/98....................................................
                                                                           ----------

            TOTAL INVESTMENTS (COST $1,695,000).........................    75.71%   1,695,000
            OTHER ASSETS, LESS LIABILITIES..............................    24.29      543,921
                                                                           ------   ----------
            NET ASSETS..................................................   100.00%  $2,238,921
                                                                           ======   ==========

                      ------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES

                         NOVEMBER 30, 1998 (UNAUDITED)

            ASSETS:
            Investments in securities, at value (cost $1,695,000).......   $1,695,000
            Cash........................................................      538,993
            Interest receivable.........................................        4,989
                                                                           ----------
            Total Assets................................................    2,238,982
                                                                           ----------
            LIABILITIES
            Other payable and accrued expenses..........................           61
                                                                           ----------
            NET ASSETS..................................................   $2,238,921
                                                                           ==========
            NET ASSET VALUE, offering and redemption prices per share, based on 2,238,921 shares of beneficial interest, $.001 par
             value outstanding..........................................        $1.00
                                                                                  ---
                                                                                  ---

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND

             STATEMENT OF NET ASSETS--NOVEMBER 30, 1998 (UNAUDITED)

PRINCIPAL                                                                      VALUE
  AMOUNT                   TAX-EXEMPT OBLIGATIONS -- 97.92%                  (NOTE 1)
---------                  --------------------------------                  --------
$  210,000   Allegheny GOB for Presbyterian Hospital, 4.35%, 4/1/99......   $   210,437
 1,000,000   Allegheny Hospital Dev. Auth. for Allegheny Hospital Series      1,000,000
              B, 4.00%, 9/1/10...........................................
   700,000   Allegheny Hospital Dev. Auth., Childrens' Hospital Pitt.           700,000
              Series B, 3.35%, 12/1/15...................................
   600,000   Allegheny IDA for Longwood at Oakmont, 3.25%, 7/1/27(a).....       600,000
   500,000   Allegheny IDA for St. Francis Health Systems, 3.10%,               500,000
              11/1/27(a).................................................
   700,000   Allegheny University of Pittsburgh Project Series 85, 3.60%,       700,000
              3/1/13(a)..................................................
   500,000   Allegheny University Project Series 85, 3.00%, 7/1/15(a)....       500,000
 1,000,000   Beaver COP, 3.20%, 1/8/99...................................     1,000,000
 1,030,000   Bucks IDA for Edgecomb Metals Co., 3.70%, 10/1/09(a)........     1,030,000
 1,000,000   Chartier Valley Industrial and Commercial Development            1,000,000
              Authority Revenue Bonds for 1133 Penn Ave. Associates
              Project Series A, 3.30%, 10/1/09...........................
   400,000   Chester IDA for Archdiocese of Philadelphia, 7/1/27.........       400,000
   300,000   Clarion IDA for Meritcare Project Series A, 3.30%,                 300,000
              12/01/12...................................................
   400,000   Dauphin General Authority Revenue Bonds, 3.29%,                    400,000
              11/1/17(a).................................................
 1,000,000   Delaware County COP, 3.10%, 3/11/99.........................     1,000,000
 1,000,000   Delaware Valley Regional Finance Authority Series 85, 3.05%,     1,000,000
              12/1/20(a).................................................
   100,000   Delaware County PCR for Philadelphia Electric Co., 3.30%,          100,000
              8/1/16(a)..................................................
   500,000   Emmaus GOB Local Government Revenue Bonds, 3.95%,                  500,000
              3/1/24(a)..................................................
 1,000,000   Emmaus GOB Local Government Revenue Bonds, 3.15%, 12/1/28...     1,000,000
 1,255,000   Mercersburg General Purpose Authority Series 97, 3.20%,          1,255,000
              11/1/27(a).................................................
 1,000,000   Montgomery County COP, 3.00%, 2/16/99.......................     1,000,000
   800,000   Northeastern HEF Wyoming Valley HCS Revenue Bonds, 3.10%,          800,000
              11/1/24....................................................
   585,000   Philadelphia Higher Education for Temple University, 3.30%,        585,000
              10/1/09(a).................................................
   260,000   Philadelphia IDR for Educational Foreign MED Graduates,            260,123
              3.90%, 6/1/99..............................................
   590,000   Philadelphia MHR for Harbor View Tower Project, 3.30%,             590,000
              11/1/27(a).................................................
   500,000   Philadelphia TRAN, 4.25%, 6/30/99...........................       501,713
   500,000   University of Pittsburgh Higher Education Capital Project          500,000
              Bonds, 3.00%, 1/1/19.......................................
 1,000,000   York County for Philadelphia Electric Corp., 3.30%,              1,000,000
              8/1/16.....................................................
 1,325,000   York County General Auth. For Pooled Financing Prog. Ser. A,     1,325,000
              3.40%, 9/1/26..............................................
   500,000   York County General Auth. For Pooled Financing Prog., 3.20%,       500,000
              9/1/26(a)..................................................
                                                                            -----------

             TOTAL FUND INVESTMENTS (COST $20,259,584)...................    97.92%   20,257,273
             OTHER ASSETS, LESS LIABILITIES..............................     2.08       430,794
                                                                            ------   -----------
             NET ASSETS..................................................   100.00%  $20,688,067
                                                                            ======   ===========
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICES PER SHARE, BASED ON
              20,688,067 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
              OUTSTANDING.........................................................         $1.00
                                                                                             ---
                                                                                             ---

                          SECURITY TYPE ABBREVIATIONS:

BAN    =    Bond Anticipation Notes
CDA    =    Community Development Authority
COP    =    Certificate of Participation
CSD    =    Central School District
CRA    =    Community Redevelopment Authority
DAI    =    Development Authority Industrial Development
            Refunding Bonds
EDA    =    Economic Development Authority Revenue Bonds
EFA    =    Education Facilities Authority
ERD    =    Energy Research and Development Authority
GOB    =    General Obligation Bonds
HCF    =    Health Care Facilities Revenue Bonds
HDC    =    Housing Development Corporation Bonds
HEF    =    Health and Educational Facilities Revenue Bonds
HEFA   =    Health & Education Facilities Authority
HFA    =    (also) Housing Finance Authority
HFA    =    Health Facilities Authority Revenue Bonds
HFC    =    Hospital Finance Corp.
HFR    =    Housing Finance Revenue Bonds
IDA    =    Industrial Development Authority Revenue Bonds
IDR    =    Industrial Development Agency Revenue Bonds
IFA    =    Industrial Finance Authority
MHR    =    Multifamily Housing Revenue Bonds
PCR    =    Pollution Control Revenue Bonds
RAN    =    Revenue Anticipation Notes
RAW    =    Revenue Anticipation Warrants
TAN    =    Tax Anticipation Notes
TRAN   =    Tax & Revenue Anticipation Notes
UFSD   =    Union Free School District
USD    =    Unified School District

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1998. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS

                 SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)

                                                          RESERVE NEW YORK
                                                          TAX-EXEMPT TRUST          RESERVE TAX-EXEMPT TRUST
                                                          ----------------    -------------------------------------
                                                              NEW YORK        CALIFORNIA    CONNECTICUT    FLORIDA
                                                                FUND             FUND          FUND          FUND
                                                          ----------------    ----------    -----------    --------
INTEREST INCOME (Note 1)..............................       $3,096,333       $1,641,131     $754,493      $305,916
                                                             ----------       ----------     --------      --------
EXPENSES (Note 2)
  Management fee......................................          466,306         257,780       112,082        44,026
  Shareholder servicing, administration and general
    office expenses...................................          222,457         108,041        56,894        18,759
  Distribution assistance (Note 3)....................          161,995         102,192        35,107        17,090
  Equipment expense...................................           27,309          14,978         6,575         2,481
  Professional fees...................................           28,059          16,010         6,759         2,669
  Occupancy costs.....................................           10,016           5,502         2,397           931
  Stationery, printing and supplies...................            9,676           5,393         2,324           896
  Trustee fees........................................            1,330             703           335           117
  Other expenses......................................            5,463           3,328         1,691         1,082
                                                             ----------       ----------     --------      --------
    Total Expenses....................................          932,611         513,927       224,164        88,051
                                                             ----------       ----------     --------      --------
NET INVESTMENT INCOME.................................       $2,163,722       $1,127,204     $530,329      $217,865
                                                             ==========       ==========     ========      ========

                                                                          RESERVE TAX-EXEMPT TRUST
                                                           ------------------------------------------------------
                                                           MASSACHUSETTS    NEW JERSEY     OHIO      PENNSYLVANIA
                                                               FUND            FUND        FUND          FUND
                                                           -------------    ----------    -------    ------------
INTEREST INCOME (Note 1)...............................      $428,336        $716,639     $37,353      $287,408
                                                             --------        --------     -------      --------
EXPENSES (Note 2)
  Management fee.......................................        64,915         108,315       5,608        41,887
  Shareholder servicing, administration and general
    office expenses....................................        49,317          47,599       3,561        17,194
  Distribution assistance (Note 3).....................         3,220          41,122          54        16,776
  Equipment expense....................................         3,795           6,369         325         2,352
  Professional fees....................................         3,953           6,564         656         2,609
  Occupancy costs......................................         1,398           2,316         119           856
  Stationery, printing and supplies....................         1,349           2,254         116           879
  Trustee fees.........................................           188             306          16           115
  Other expenses.......................................         1,694           1,784         730         1,106
                                                             --------        --------     -------      --------
         Total Expenses................................       129,829         216,629      11,185        83,774
                                                             --------        --------     -------      --------
NET INVESTMENT INCOME..................................      $298,507        $500,010     $26,168      $203,634
                                                             ========        ========     =======      ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                              RESERVE NEW YORK
                                              TAX-EXEMPT TRUST                RESERVE TAX-EXEMPT TRUST
                                      ---------------------------------   ---------------------------------
                                                NEW YORK FUND                      CALIFORNIA FUND
                                      ---------------------------------   ---------------------------------
                                         SIX MONTHS                          SIX MONTHS
                                            ENDED          YEAR ENDED           ENDED          YEAR ENDED
                                        NOVEMBER 30,         MAY 31,        NOVEMBER 30,         MAY 31,
                                            1998*             1998              1998*             1998
                                        ------------       ----------       ------------       ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
   Net investment income paid to
     shareholders as dividends (Note
     1).............................    $  (2,163,722)    $  (4,696,211)    $  (1,127,204)    $  (1,260,626)
                                        -------------     -------------     -------------     -------------

 FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per
   share):
   Net proceeds from sale of
     shares.........................      355,277,979       748,322,717       438,083,016       332,373,143
   Dividends reinvested.............        2,163,722         4,696,211         1,127,204         1,260,626
   Cost of shares redeemed..........     (347,260,565)     (734,986,773)     (382,293,968)     (297,653,453)
                                        -------------     -------------     -------------     -------------
Net increase in net assets derived
 from capital share transactions and
 from investment operations.........       10,181,136        18,032,155        56,916,252        35,980,316

NET ASSETS:
 Beginning of period................      171,212,239       153,180,084        66,932,712        30,952,396
                                        -------------     -------------     -------------     -------------
 End of period......................    $ 181,393,375     $ 171,212,239     $ 123,848,964     $  66,932,712
                                        =============     =============     =============     =============


                                          RESERVE TAX-EXEMPT TRUST
                                      ---------------------------------
                                              CONNECTICUT FUND
                                      ---------------------------------
                                         SIX MONTHS
                                            ENDED          YEAR ENDED
                                        NOVEMBER 30,         MAY 31,
                                            1998*             1998
                                        ------------       ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
   Net investment income paid to
     shareholders as dividends (Note
     1).............................    $   (530,329)     $    (981,381)
                                        ------------      -------------
 FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per
   share):
   Net proceeds from sale of
     shares.........................      90,242,774        141,307,597
   Dividends reinvested.............         530,329            981,381
   Cost of shares redeemed..........     (88,005,915)      (138,998,804)
                                        ------------      -------------
Net increase in net assets derived
 from capital share transactions and
 from investment operations.........       2,767,188          3,290,174
NET ASSETS:
 Beginning of period................      36,786,677         33,496,503
                                        ------------      -------------
 End of period......................    $ 39,553,865      $  36,786,677
                                        ============      =============

                                                                                  RESERVE TAX-EXEMPT TRUST
                                                            ---------------------------------------------------------------------
                                                                      FLORIDA FUND                     MASSACHUSETTS FUND
                                                            ---------------------------------   ---------------------------------
                                                                SIX MONTHS                          SIX MONTHS
                                                                  ENDED           YEAR ENDED          ENDED           YEAR ENDED
                                                               NOVEMBER 30,        MAY 31,         NOVEMBER 30,        MAY 31,
                                                                  1998*              1998             1998*              1998
                                                               ------------       ----------       ------------       ----------
INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT
 OPERATIONS:
   Net investment income paid to shareholders as dividends
     (Note 1).............................................     $   (217,865)     $   (266,695)     $   (298,507)     $   (507,543)
                                                               ------------      ------------      ------------      ------------

 FROM CAPITAL SHARE TRANSACTIONS(at net asset value of
   $1.00 per share):
   Net proceeds from sale of shares.......................       51,187,570        99,350,457        34,282,194        72,967,159
   Dividends reinvested...................................          217,865           266,695           298,507           507,543
   Cost of shares redeemed................................      (41,126,001)      (92,909,297)      (32,285,005)      (61,126,323)
                                                               ------------      ------------      ------------      ------------
Net increase in net assets derived from capital share
 transactions and from investment operations..............       10,279,434         6,707,855         2,295,696        12,348,379

NET ASSETS:
 Beginning of period......................................       10,817,239         4,109,384        25,382,988        13,034,609
                                                               ------------      ------------      ------------      ------------
 End of period............................................     $ 21,096,673      $ 10,817,239      $ 27,678,684      $ 25,382,988
                                                               ============      ============      ============      ============

---------------

* Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                         RESERVE TAX-EXEMPT TRUST
                                         ----------------------------------------------------------------------------------------
                                                NEW JERSEY FUND                  OHIO FUND                 PENNSYLVANIA FUND
                                         -----------------------------   --------------------------   ---------------------------
                                          SIX MONTHS                      SIX MONTHS                   SIX MONTHS
                                             ENDED        YEAR ENDED        ENDED       YEAR ENDED       ENDED        YEAR ENDED
                                         NOVEMBER 30,       MAY 31,      NOVEMBER 30,     MAY 31,     NOVEMBER 30,     MAY 31,
                                             1998*           1998           1998*        1998 (A)        1998*         1998 (B)
                                         -------------   -------------   ------------   -----------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 INVESTMENT OPERATIONS:
   Net investment income paid to
     shareholders as dividends (Note
     1)................................  $   (500,010)   $    (991,619)  $   (26,168)   $  (10,949)   $  (203,634)   $   (239,733)
                                         -------------   -------------   -----------    -----------   ------------   ------------
 FROM CAPITAL SHARE TRANSACTIONS (AT
   NET ASSET VALUE OF $1.00 PER SHARE):
   Net proceeds from sale of shares....   119,084,351      234,261,239     1,850,308     4,357,301     33,850,248      56,580,287
   Dividends reinvested................       500,010          991,619        26,168        10,949        203,634         239,733
   Cost of shares redeemed.............  (114,418,960)    (237,104,518)   (2,144,160)   (1,861,645)   (26,552,953)    (43,632,882)
                                         -------------   -------------   -----------    -----------   ------------   ------------
Net increase (decrease) in net assets
 derived from capital share
 transactions and from investment
 operations............................     5,165,401       (1,851,660)     (267,684)    2,506,605      7,500,929      13,187,138
NET ASSETS:
 Beginning of period...................    37,600,440       39,452,100     2,506,605            --     13,187,138              --
                                         -------------   -------------   -----------    -----------   ------------   ------------
 End of period.........................  $ 42,765,841    $  37,600,440   $ 2,238,921    $2,506,605    $20,688,067    $ 13,187,138
                                         =============   =============   ===========    ===========   ============   ============

---------------
 *  Unaudited.

(a) For the period April 1, 1998 (Commencement of Operations) to May 31, 1998.

(b) For the period September 12, 1997 (Commencement of Operations) to May 31, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1) SIGNIFICANT ACCOUNTING POLICIES:

    --------------------------------
    Reserve New York Tax-Exempt Trust and Reserve Tax-Exempt Trust (collectively the "Trusts") are registered under the Investment Company Act of 1940 as nondiversified, open-end management investment companies. The policies summarized below are consistently followed in the preparation of their financial statements in conformity with generally accepted accounting principles.

    A. The Trusts' authorized shares of beneficial interest are unlimited. Reserve Tax-Exempt Trust shares are divided into nine (9) series:
    California, Connecticut, Florida, Interstate, Massachusetts, Michigan, New Jersey, Ohio and Pennsylvania Tax-Exempt Funds (collectively the "Funds"). These financial statements and notes apply to Reserve New York Tax-Exempt Trust and to all above-mentioned Funds except Interstate and Michigan Tax-Exempt Funds.

    B. Securities are valued at amortized cost which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. Pursuant to Rule 2a-7, for the purpose of computing the average-weighted life to maturity, floating or variable rate instruments, in which the Fund may invest, will be deemed to be: (1) the notice period required before the Fund is entitled to receive payment of principal or, (2) the period remaining until the instrument's next interest rate adjustment.

    C. It is the Trusts' policy to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

    D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily.

    E. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

    F. Each Fund is charged only for its direct or allocated (in proportion to net assets or number of shareholder accounts) share of expenses.

(2) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

    --------------------------------------------------------
    Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Funds, RMCI serves as the Funds' Investment Adviser subject to the direction of the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations of each Fund. RMCI manages the Funds' investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser, RMCI receives management fees from each Fund at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million and .40% in excess of $2 billion of the average daily net assets.

    Under the current Service Agreement, each Fund reimburses RMCI for expenditures made by RMCI on behalf of the Trust. During the six months ended November 30, 1998, RMCI was reimbursed the following amounts:

  New York       $304,310  Massachusetts    $61,694
  California      153,955  New Jersey        67,192
  Connecticut      76,975  Ohio               5,523
  Florida          26,935  Pennsylvania      25,111

    DISTRIBUTION ASSISTANCE:

    -------------------------
    Pursuant to a Distribution Plan, each Trust will make payments of up to .20% per annum of the average net asset value of the Trust qualified shareholder accounts as to which the payee or RMCI has rendered assistance in distributing its shares.

(3) MANAGEMENT'S USE OF ESTIMATES:

    ----------------------------------
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities on the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4) INVESTMENT CONCENTRATION:

    ---------------------------
    The Trusts invest substantially all of their assets in portfolios of tax-exempt debt obligations primarily consisting of issuers in each of the respective states. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, the Trusts invest substantially in obligations backed by letters of credit, bond insurance of financial institutions, or financial guaranty assurance agencies. At November 30, 1998, the percentage invested in such obligations amounted to:

  New York       76%   Massachusetts     71%
  California     91%   New Jersey        74%
  Connecticut    75%   Ohio             100%
  Florida        95%   Pennsylvania      98%

(5) COMPONENTS OF NET ASSETS:

    ----------------------------
    At November 30, 1998, the components of each Fund's net assets was as follows:

                                                            NEW YORK        CALIFORNIA     CONNECTICUT      FLORIDA
                                                          -------------    ------------    -----------    ------------
    Par Value.........................................    $    181,393     $    123,849    $    39,554    $    21,097
    Paid-in-Capital...................................     181,211,982      123,725,115     39,514,311     21,075,576
                                                          ------------     ------------    -----------    -----------
    Net Assets........................................    $181,393,375     $123,848,964    $39,553,865    $21,096,673
                                                          ============     ============    ===========    ===========

                                                          MASSACHUSETTS     NEW JERSEY        OHIO        PENNSYLVANIA
                                                          -------------    ------------    -----------    ------------
    Par Value.........................................    $     27,679     $     42,766    $     2,239    $    20,688
    Paid-in-Capital...................................      27,651,005       42,723,075      2,236,682     20,667,379
                                                          ------------     ------------    -----------    -----------
    Net Assets........................................    $ 27,678,684     $ 42,765,841    $ 2,238,921    $20,688,067
                                                          ============     ============    ===========    ===========

(6) FINANCIAL HIGHLIGHTS

    ----------------------

    Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods as indicated. The information should be read in conjunction with the accompanying financial data and related notes.

                                                     SIX MONTHS
                                                       ENDED                      FISCAL YEARS ENDED MAY 31,
                                                    NOVEMBER 30,      ---------------------------------------------------
    NEW YORK TAX-EXEMPT FUND                          1998(+)          1998       1997       1996       1995       1994
    ------------------------                        ------------      -------    -------    -------    -------    -------
    Net asset value, beginning of period..........    $1.0000         $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                      -------         -------    -------    -------    -------    -------
    Net investment income.........................      .0117           .0268      .0247      .0276      .0253      .0150
    Dividends from net investment income..........     (.0117)         (.0268)    (.0247)    (.0276)    (.0253)    (.0150)
                                                      -------         -------    -------    -------    -------    -------
    Net asset value, end of period................    $1.0000         $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                      =======         =======    =======    =======    =======    =======
    Total Return..................................       2.36%(a)        2.68%      2.47%      2.76%      2.53%      1.50%
    RATIOS/SUPPLEMENTAL DATA
    ----------------------------------------------
    Net assets end of period (millions)...........    $ 181.4         $ 171.2    $ 153.2    $ 125.5    $ 152.9    $ 148.4
    Ratio of expenses to average net assets.......       1.00%(a)         .94%      1.04%      1.04%       .98%       .98%
    Ratio of net investment income to average net
      assets......................................       2.32%(a)        2.63%      2.43%      2.72%      2.48%      1.48%

    ---------------------

                                                              SIX MONTHS
                                                                ENDED                 FISCAL YEARS ENDED MAY 31,
                                                             NOVEMBER 30,      ----------------------------------------
    CALIFORNIA TAX-EXEMPT FUND                                 1998(+)          1998       1997       1996      1995(B)
    --------------------------                               ------------      -------    -------    -------    -------
    Net asset value, beginning of period...................    $1.0000         $1.0000    $1.0000    $1.0000    $1.0000
                                                               -------         -------    -------    -------    -------
    Net investment income..................................      .0110           .0260      .0239      .0273      .0181
    Dividends from net investment income...................     (.0110)         (.0260)    (.0239)    (.0273)    (.0181)
                                                               -------         -------    -------    -------    -------
    Net asset value, end of period.........................    $1.0000         $1.0000    $1.0000    $1.0000    $1.0000
                                                               =======         =======    =======    =======    =======
    Total Return...........................................       2.24%(a)        2.60%      2.39%      2.73%      1.81%(a)
    RATIOS/SUPPLEMENTAL DATA
    -------------------------------------------------------
    Net assets end of period (millions)....................    $ 123.8         $  66.9    $  31.0    $  12.6    $  11.1
    Ratio of expenses to average net assets................       1.00%(a)         .96%      1.03%      1.04%      1.02%(a)
    Ratio of net investment income to average net assets...       2.19%(a)        2.55%      2.40%      2.67%      2.95%(a)

                                                     SIX MONTHS
                                                       ENDED                      FISCAL YEARS ENDED MAY 31,
                                                    NOVEMBER 30,      ---------------------------------------------------
    CONNECTICUT TAX-EXEMPT FUND                       1998(+)          1998       1997       1996       1995       1994
    ---------------------------                     ------------      -------    -------    -------    -------    -------
    Net asset value, beginning of period..........    $1.0000         $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                      -------         -------    -------    -------    -------    -------
    Net investment income.........................      .0119           .0267      .0243      .0266      .0254      .0164
    Dividends from net investment income..........     (.0119)         (.0267)    (.0243)    (.0266)    (.0254)    (.0164)
                                                      -------         -------    -------    -------    -------    -------
    Net asset value, end of period................    $1.0000         $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                      =======         =======    =======    =======    =======    =======
    Total Return..................................       2.41%(a)        2.67%      2.43%      2.66%      2.54%      1.64%
    RATIOS/SUPPLEMENTAL DATA
    ----------------------------------------------
    Net assets end of period (millions)...........    $  39.6         $  36.8    $  33.5    $  34.8    $  26.6    $ 128.7
    Ratio of expenses to average net assets.......       1.00%(a)         .89%       .97%      1.01%       .89%(d)     .85%(d)
    Ratio of net investment income to average net
      assets......................................       2.37%(a)        2.64%      2.39%      2.61%      2.33%      1.62%

                                                                   SIX MONTHS       FISCAL YEARS ENDED
                                                                     ENDED               MAY 31,
                                                                  NOVEMBER 30,      ------------------
    FLORIDA TAX-EXEMPT FUND                                         1998(+)          1998      1997(C)
    -----------------------                                       ------------      -------    -------
    Net asset value, beginning of period........................    $1.0000         $1.0000    $1.0000
                                                                    -------         -------    -------
    Net investment income.......................................      .0125           .0269      .0228
    Dividends from net investment income........................     (.0125)         (.0269)    (.0228)
                                                                    -------         -------    -------
    Net asset value, end of period..............................    $1.0000         $1.0000    $1.0000
                                                                    =======         =======    =======
    Total Return................................................       2.53%(a)        2.69%      2.42%(a)
    RATIOS/SUPPLEMENTAL DATA
    ------------------------------------------------------------
    Net assets end of period (millions).........................    $  21.1         $  10.8    $   4.1
    Ratio of expenses to average net assets.....................       1.00%(a)         .94%      1.04%(a)
    Ratio of net investment income to average net assets........       2.47%(a)        2.62%      2.39%(a)

    ---------------------

                                                     SIX MONTHS
                                                       ENDED                      FISCAL YEARS ENDED MAY 31,
                                                    NOVEMBER 30,      ---------------------------------------------------
    MASSACHUSETTS TAX-EXEMPT FUND                     1998(+)          1998       1997       1996       1995       1994
    -----------------------------                   ------------      -------    -------    -------    -------    -------
    Net asset value, beginning of period..........    $ 1.000         $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                      -------         -------    -------    -------    -------    -------
    Net investment income.........................      .0115           .0284      .0259      .0276      .0265      .0175
    Dividends from net investment income..........     (.0115)         (.0284)    (.0259)    (.0276)    (.0265)    (.0175)
                                                      -------         -------    -------    -------    -------    -------
    Net asset value, end of period................    $1.0000         $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                      =======         =======    =======    =======    =======    =======
    Total Return..................................       2.34%(a)        2.84%      2.59%      2.76%      2.65%      1.75%
    RATIOS/SUPPLEMENTAL DATA
    ----------------------------------------------
    Net assets end of period (millions)...........    $  27.7         $  25.4    $  13.0    $   9.0    $  10.2    $  14.8
    Ratio of expenses to average net assets.......       1.00%(a)         .75%       .79%(d)     .84%(d)     .69%(d)     .61%(d)
    Ratio of net investment income to average net
      assets......................................       2.30%(a)        2.78%      2.58%      2.71%      2.60%      1.73%

                                                              SIX MONTHS
                                                                ENDED                 FISCAL YEARS ENDED MAY 31,
                                                             NOVEMBER 30,      ----------------------------------------
    NEW JERSEY TAX-EXEMPT FUND                                 1998(+)          1998       1997       1996      1995(B)
    --------------------------                               ------------      -------    -------    -------    -------
    Net asset value, beginning of period...................    $1.0000         $1.0000    $1.0000    $1.0000    $1.0000
                                                               -------         -------    -------    -------    -------
    Net investment income..................................      .0116           .0254      .0236      .0263      .0243
    Dividends from net investment income...................     (.0116)         (.0254)    (.0236)    (.0263)    (.0243)
                                                               -------         -------    -------    -------    -------
    Net asset value, end of period.........................    $1.0000         $1.0000    $1.0000    $1.0000    $1.0000
                                                               =======         =======    =======    =======    =======
    Total Return...........................................       2.35%(a)        2.54%      2.36%      2.63%      2.43%(a)(d)
    RATIOS/SUPPLEMENTAL DATA
    -------------------------------------------------------
    Net assets end of period (millions)....................    $  42.8         $  37.6    $  39.5    $  41.0    $  21.6
    Ratio of expenses to average net assets................       1.00%(a)         .99%      1.06%      1.04%      1.01%(a)(d)
    Ratio of net investment income to average net assets...       2.31%(a)        2.50%      2.33%      2.59%      2.82%(a)(d)

                                                                   SIX MONTHS
                                                                     ENDED             PERIOD
                                                                  NOVEMBER 30,      ENDED MAY 31,
    OHIO TAX-EXEMPT FUND                                            1998(+)            1998(E)
    --------------------                                          ------------      -------------
    Net asset value, beginning of period........................    $1.0000            $1.0000
                                                                    -------            -------
    Net investment income.......................................      .0117              .0048
    Dividends from net investment income........................     (.0117)            (.0048)
                                                                    -------            -------
    Net asset value, end of period..............................    $1.0000            $1.0000
                                                                    -------            -------
    Total Return................................................       2.37%(a)           2.87%(a)
    RATIOS/SUPPLEMENTAL DATA
    ------------------------------------------------------------
    Net assets end of period (millions).........................    $   2.2            $   2.5
    Ratio of expenses to average net assets.....................       1.00%(a)           1.00%(a)
    Ratio of net investment income to average net assets........       2.33%(a)           2.86%(a)

    ---------------------

                                                                   SIX MONTHS       PERIOD
                                                                     ENDED           ENDED
                                                                  NOVEMBER 30,      MAY 31,
    PENNSYLVANIA TAX-EXEMPT FUND                                    1998(+)         1998(F)
    ----------------------------                                  ------------      -------
    Net asset value, beginning of period........................    $ 1.000         $1.0000
                                                                    -------         -------
    Net investment income(1)....................................      .0123           .0189
    Dividends from net investment income........................     (.0123)         (.0189)
                                                                    -------         -------
    Net asset value, end of period..............................    $1.0000         $1.0000
                                                                    =======         =======
    Total Return................................................       2.39%(a)        2.64%(a)
    RATIOS/SUPPLEMENTAL DATA
    ------------------------------------------------------------
    Net asset, end of period (millions).........................    $  20.7         $  13.2
    Ratio of expenses to average net assets.....................       1.00%(a)        1.00%(a)
    Ratio of net investment income to average net assets........       2.43%(a)        2.62%(a)

---------------
(+) Unaudited.
(a)  Annualized.
(b)  From October 17, 1994 (Commencement of Operations) to May 31, 1996
(c)  From June 24, 1996 (Commencement of Operations) to May 31, 1997
(d) RMCI waived a portion of its fee or reimbursed the Funds for other expenses. Had RMCI not pursued such undertaking, the following Fund expense ratios would have been higher: Connecticut Fund: 0.10% higher for each of the two years ended May 31, 1994 and May 31, 1995; Massachusetts Fund:
     0.04%, 0.05%, 0.11% and 0.43% higher for fiscal years ended May 31, 1997, 1996, 1995 and 1994, respectively; New Jersey Fund: .01% higher for the period ended May 31, 1996.
(e)  From April 1, 1998 (Commencement of Operations) to May 31, 1998.
(f)  From September 12, 1997 (Commencement of Operations) to May 31, 1998.